UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-2556

Name of Fund:  Merrill Lynch Ready Assets Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Ready Assets Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/07

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments


Merrill Lynch Ready Assets Trust


Schedule of Investments as of March 31, 2007                                                                   (in Thousands)

                                                                     Face         Interest       Maturity
Issue                                                               Amount         Rate*           Date             Value
Certificates of Deposit - 0.8%

Citibank, NA                                                    $    12,500      5.31    %       4/05/2007      $      12,500
                                                                     12,000      5.30            6/21/2007             11,998

M&I Marshall & Ilsley Bank                                           12,000      5.30            4/16/2007             12,000

Total Certificates of Deposit (Cost - $36,500)                                                                         36,498


Certificates of Deposit - Euro - 0.6%

Credit Industriel et Commercial, London                              25,000      5.375           4/30/2007             25,000

Total Certificates of Deposit- Euro (Cost - $25,000)                                                                   25,000


Certificates of Deposit - Yankee - 10.8%

Banco Bilbao Vizcaya Argentaria SA, NY                               21,000      5.255           4/11/2007             20,999

Bank of Nova Scotia, NY                                              51,000      5.33 (a)       12/31/2007             50,993

Banque Nationale de Paris, NY                                        54,000      5.345           7/30/2007             53,999
                                                                     40,460      5.27           10/03/2007             40,460

Barclays Bank Plc, NY                                                40,000      5.27            7/05/2007             39,998

Canadian Imperial Bank of Commerce, NY                               56,000      5.41 (a)        3/17/2008             56,000

Credit Suisse, NY                                                    27,000      5.305           4/10/2007             26,999
                                                                     30,000      5.28            4/16/2007             30,000
                                                                     18,000      5.30            6/15/2007             17,997

HBOS Treasury Services Plc, NY                                       44,970      5.27           10/03/2007             44,970

Mizuho Corporate Bank, NY                                            40,000      5.325           4/25/2007             40,000

Natixis, NY                                                          41,290      5.29            3/31/2008             41,276

Norinchukin Bank, NY                                                 21,000      5.33            4/26/2007             20,999

Total Certificates of Deposit - Yankee (Cost - $484,900)                                                              484,690


Commercial Paper - 65.1%

Abbey National North America LLC                                     13,955      5.22            6/06/2007             13,823

Allied Irish Banks North America, Inc.                               21,755      5.205           8/06/2007             21,356

Amstel Funding Corp.                                                 62,000      5.28            4/18/2007             61,854
                                                                     50,000      5.25            4/23/2007             49,849

Amsterdam Funding Corp.                                              10,000      5.25            4/25/2007              9,966

Aspen Funding Corp.                                                  25,000      5.245           4/19/2007             24,942
                                                                     20,000      5.24            5/16/2007             19,878
                                                                     39,000      5.23            6/28/2007             38,505

Atlantis One Funding Corp.                                            4,624      5.235           6/18/2007              4,572

Atlas Capital Funding Corp.                                          15,000      5.25            4/16/2007             14,970

Banco Bilbao Vizcaya Argentaria Puerto Rico                          25,000      5.24            4/04/2007             24,993
                                                                     10,000      5.24            4/10/2007              9,988

Bank of America Corp.                                                19,000      5.25            4/02/2007             19,000
                                                                     25,000      5.24            4/03/2007             24,996
                                                                     40,000      5.24            4/24/2007             39,873

Bank of Ireland                                                      15,000      5.24            5/14/2007             14,909

The Bear Stearns Cos., Inc.                                          10,000      5.22            6/01/2007              9,912
                                                                     11,735      5.16            8/10/2007             11,513

Beethoven Funding Corp.                                              15,000      5.275           4/04/2007             14,996
                                                                     66,800      5.255           4/25/2007             66,586

Brahms Funding Corp.                                                 19,000      5.27            4/04/2007             18,994
                                                                     27,500      5.28            4/25/2007             27,407
                                                                      8,000      5.32            4/30/2007              7,967

Bryant Park Funding LLC                                               5,000      5.27            4/25/2007              4,983

CAFCO, LLC                                                           15,000      5.25            4/20/2007             14,961

CHARTA, LLC                                                          32,000      5.265           5/11/2007             31,817

CRC Funding, LLC                                                     10,000      5.245           5/08/2007              9,948

Citigroup Funding Inc.                                               49,000      5.26            5/16/2007             48,702
                                                                     50,000      5.25            5/21/2007             49,650
                                                                     39,300      5.25            5/22/2007             39,019

Concord Minutemen Capital Co., LLC                                   26,000      5.28            4/02/2007             26,000
                                                                     50,000      5.24            5/03/2007             49,783

Cullinan Finance Corp.                                               50,000      5.245           5/22/2007             49,635

Curzon Funding LLC                                                   30,000      5.245           5/16/2007             29,817

Dakota Notes Program                                                 25,000      5.26            4/19/2007             24,942

Deutsche Bank Financial, Inc.                                        20,750      5.26            4/19/2007             20,698

Erasmus Capital Corp.                                                18,650      5.24            6/15/2007             18,447

Fairway Finance Co., LLC                                             30,000      5.265           4/03/2007             29,996
                                                                     46,800      5.27            4/20/2007             46,677

Falcon Asset Securitization Co., LLC                                  6,000      5.27            4/26/2007              5,979

Gemini Securitization Corp.                                          11,600      5.27            4/04/2007             11,597
                                                                     30,000      5.245           5/07/2007             29,847

General Electric Capital Corp.                                       46,000      5.19            8/21/2007             45,065

Greyhawk Funding LLC                                                 34,000      5.24            5/24/2007             33,753
                                                                     26,500      5.24            6/22/2007             26,186

HBOS Treasury Services Plc                                           75,000      5.235           4/16/2007             74,850
                                                                     35,000      5.25            4/25/2007             34,889
                                                                      8,212      5.24            4/30/2007              8,179

Lake Constance Funding LLC                                           30,000      5.27            4/18/2007             29,930
                                                                     40,000      5.23            6/15/2007             39,567

Landale Funding LLC                                                  26,000      5.25            5/15/2007             25,839

Links Finance LLC                                                    45,000      5.24            5/16/2007             44,725

Macquarie Bank Ltd.                                                  62,500      5.24            7/16/2007             61,543
                                                                     38,360      5.22            8/07/2007             37,652
                                                                     11,080      5.215           8/13/2007             10,866

Mane Funding Corp.                                                   12,000      5.25            4/27/2007             11,956

Morgan Stanley                                                        9,000      5.317 (a)       5/16/2007              9,000

Newport Funding Corp.                                                24,000      5.24            4/23/2007             23,927
                                                                      5,000      5.24            5/24/2007              4,964

Nieuw Amsterdam Receivables Corp.                                     6,000      5.27            4/30/2007              5,975
                                                                     50,298      5.245           5/07/2007             50,040

North Sea Funding LLC                                                32,500      5.25            5/22/2007             32,266

Northern Rock Plc                                                    27,000      5.24            5/14/2007             26,837
                                                                     40,000      5.24            5/22/2007             39,713
                                                                     48,000      5.245           5/23/2007             47,660

Old Line Funding, LLC                                                27,773      5.26            5/07/2007             27,631

Park Avenue Receivables Co. LLC                                      48,374      5.289           4/13/2007             48,296

Ranger Funding Co. LLC                                               15,000      5.255           4/27/2007             14,945

SEB AB                                                               15,615      5.205           8/08/2007             15,325

Santander Central Hispano Finance (Delaware), Inc.                   27,455      5.20            7/23/2007             27,007

Sheffield Receivables Corp.                                         134,280      5.26 - 5.28     4/16/2007            134,005

Silver Tower US Funding LLC                                          40,000      5.26            4/26/2007             39,860

Simba Funding Corp.                                                   6,468      5.24            6/13/2007              6,400
                                                                     47,000      5.24            6/22/2007             46,443

Societe Generale North America, Inc.                                 20,650      5.195           7/23/2007             20,315

Solitaire Funding LLC                                                24,000      5.24            5/08/2007             23,876
                                                                     30,000      5.24            5/22/2007             29,784
                                                                     59,000      5.24            6/01/2007             58,480
                                                                     30,000      5.235           6/08/2007             29,705

Stony Point Capital Co., LLC                                         10,000      5.33            4/20/2007              9,973

Surrey Funding Corp.                                                 15,000      5.265           5/07/2007             14,923

Swedbank Mortgage AB                                                 20,935      5.225           6/04/2007             20,742

Sydney Capital Corp.                                                 35,000      5.27            4/03/2007             34,995
                                                                     70,000      5.275           4/12/2007             69,897

Tango Finance Corp.                                                  10,000      5.26            5/10/2007              9,944

Tasman Funding Inc.                                                  20,000      5.25            6/29/2007             19,735

Thames Asset Global Securitization No. 1, Plc                         8,000      5.28            4/16/2007              7,984

Thunder Bay Funding LLC                                              40,476      5.27            5/10/2007             40,251

Ticonderoga Funding LLC                                              20,000      5.24            5/08/2007             19,896

UBS Finance (Delaware), LLC                                          37,000      5.24            4/25/2007             36,882
                                                                     38,000      5.225           6/08/2007             37,630

UniCredito Italiano Bank Ireland                                     20,315      5.235           7/09/2007             20,024
                                                                      9,070      5.21            8/06/2007              8,904
                                                                     91,865      5.15            8/09/2007             90,143

Valcour Bay Capital Co. LLC                                          32,700      5.31            4/12/2007             32,652

Versailles CDS, LLC                                                  18,000      5.27            4/20/2007             17,953

Victory Receivables Corp.                                             8,000      5.28            4/17/2007              7,982

Westpac Banking Corp.                                                70,000      5.24            4/11/2007             69,913
                                                                     11,000      5.18            8/08/2007             10,797

Total Commercial Paper (Cost - $2,921,944)                                                                          2,922,021


Corporate Notes - 16.7%

ANZ National International Ltd.                                      27,000      5.319 (a)       4/04/2008             27,000

ASIF Global Financing                                                15,000      5.34 (a)        4/23/2008             15,000

American Honda Finance Corp.                                         25,500      5.33 (a)        8/08/2007             25,498

Arkle Master Issuer Plc Series 2006-1A Class 1A                      11,400      5.30 (a)       11/19/2007             11,400

Bank of Ireland                                                      12,000      5.32 (a)        4/18/2008             12,000


Beta Finance Inc.                                                    32,000      5.31 (a)        5/30/2007             31,999

CC (USA), Inc. (Centauri)                                            34,000      5.35 (a)        4/07/2008             34,007

General Electric Capital Corp.                                       50,000      5.445 (a)      10/17/2007             50,000

Goldman Sachs Group, Inc.                                            51,700      5.37 (a)        4/14/2008             51,700

HSBC Finance Corp.                                                   39,000      5.37 (a)        4/24/2008             39,000

Lehman Brothers Holdings, Inc.                                       46,000      5.33 (a)        6/26/2007             46,001

Links Finance LLC                                                    26,000      5.265           4/25/2007             25,989

MetLife Funding, Global Funding I                                    16,500      5.35 (a)        4/04/2008             16,500
                                                                     11,500      5.41 (a)        4/15/2008             11,500

Nationwide Building Society                                          13,000      5.43 (a)        4/28/2008             13,012

Northern Rock Plc                                                    21,500      5.43 (a)        4/08/2008             21,500

Principal Life Income Funding Trusts                                 26,025      5.36 (a)       12/07/2007             26,036

Sigma Finance Corp.                                                  97,000      5.313 (a)       4/04/2007             97,000
                                                                     48,000      5.313 (a)       6/11/2007             47,999
                                                                     30,000      5.32 (a)        9/28/2007             29,999

Stanfield Victoria Finance Ltd.                                      35,000      5.32 (a)        6/04/2007             34,999

Toyota Motor Credit Corp.                                            51,000      5.33 (a)        7/19/2007             51,000
                                                                     20,000      5.385 (a)       7/26/2007             20,003

Westpac Banking Corp.                                                11,000      5.40 (a)        4/11/2008             11,000

Total Corporate Notes (Cost - $749,940)                                                                               750,142


Funding Agreements - 3.9%

Genworth Life Insurance Co. (b)                                      20,000      5.40 (a)       12/03/2007             20,000

Jackson National Life Insurance Co. (b)                              86,000      5.38 (a)        5/01/2007             86,000

Metropolitan Life Insurance Co. (b)                                  20,000      5.40 (a)        4/02/2007             20,000

New York Life Insurance Co. (b)                                      30,000      5.37 (a)        5/25/2007             30,000
                                                                     20,000      5.41 (a)       10/15/2007             20,000

Total Funding Agreements (Cost - $176,000)                                                                            176,000


U.S. Government, Agency & Instrumentality Obligations - Non-Discount - 2.6%

Fannie Mae                                                           27,500      4.875           1/11/2008             27,442
                                                                      8,000      4.96            2/08/2008              7,989
                                                                     20,000      5.25            4/04/2008             20,000

Federal Farm Credit Banks                                            13,000      5.27 (a)        2/20/2008             12,999

Federal Home Loan Bank System                                        10,000      4.00 (a)        6/13/2007              9,973
                                                                      5,300      4.21            9/14/2007              5,275

Freddie Mac                                                          13,000      4.45            9/28/2007             12,950
                                                                     10,700      4.705          10/11/2007             10,670
                                                                     11,000      4.75           10/24/2007             10,966

Total U.S. Government, Agency & Instrumentality Obligations - Non-Discount (Cost - $118,437)                          118,264



         Face
       Amount   Issue
Repurchase Agreements - 1.2%

   $   52,650   Deutsche Bank Securities Inc. purchased on 3/29/2007 to yield 5.33% to 4/02/2007, repurchase price of $52,673 collateralized by Federal Home Loan Bank System, 4.25% to 6.875% due 6/23/2008
                to 9/15/2010                                                                                           52,650

Total Repurchase Agreements (Cost - $52,650)                                                                           52,650

Total Investments (Cost - $4,565,371**) - 101.7%                                                                    4,565,265
Liabilities in Excess of Other Assets - (1.7%)                                                                       (76,702)
                                                                                                                -------------
Net Assets - 100.0%                                                                                             $   4,488,563
                                                                                                                =============


  * Commercial Paper and certain U.S. Government Agency & Instrumentality
    Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity.
    Interest rates on variable rate securities are adjustable periodically based upon appropriate indexes. The interest rates shown are the rates in effect at March 31, 2007.


 ** Cost for federal income tax purposes.

(a) Floating rate security.

(b) Restricted securities as to resale, representing 3.9% of net assets, were as follows:


                                                             Acquisition
    Issue                                                        Date           Cost        Value
    Genworth Life Insurance Co., 5.40% due 12/03/2007          12/01/2006   $   20,000   $   20,000
    Jackson National Life Insurance Co., 5.38% due 5/01/2007    5/01/2006       86,000       86,000
    Metropolitan Life Insurance Co., 5.40% due 4/02/2007        4/03/2006       20,000       20,000
    New York Life Insurance Co.:
         5.37% due 5/25/2007                                    5/26/2006       30,000       30,000
         5.41% due 10/15/2007                                  10/18/2005       20,000       20,000
                                                                            ----------   ----------
    Total                                                                   $  176,000   $  176,000
                                                                            ==========   ==========



Item 2 -   Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Ready Assets Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Ready Assets Trust


Date:  May 21, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Ready Assets Trust


Date:  May 21, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Ready Assets Trust


Date:  May 21, 2007